Note 13 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2022	2023	2024
Income:
Net income	106,244,916	114,549,279	112,775,678
Weighted average common shares –outstanding, basic	7,181,561	6,931,280	6,938,204
Basic earnings per share	14.79	16.53	16.25

Effect of dilutive securities:
Dilutive effect of non-vested shares	8,546	4,780	23,062
Weighted average common shares –outstanding, diluted	7,190,107	6,936,060	6,961,266
Diluted earnings per share	14.78	16.52	16.20